Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Allowance for loan losses	$ 13,134	$ 13,305
Preferred stock, no par value
Preferred stock, shares authorized	200,000	200,000
Preferred stock, liquidation preference	$ 1,000	$ 1,000
Preferred stock, shares issued	18,760	20,481
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	10,946,439	9,091,473
Treasury stock, shares	747,964	747,964